RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Consulting Agreements

On November 5, 2021, the Company entered into a Consulting Agreement (the “Poznansky Agreement”) with Mark Poznansky, MD, a minority stockholder and former Director. The Company engaged Dr. Poznansky to render consulting services with respect to informing, guiding, and supervising the development of antagonists to immune repellents or anti-fugetaxins for the treatment of cancer. The initial term of the Poznansky Agreement was for six months (the “Initial Term”), which was extended indefinitely, and the Company agreed to pay the Consultant $2,000 per month commencing November 5, 2021, with consideration for an increase in the monthly fee following the completion for the Company’s successful up listing to the NASDAQ Stock Market. The Company incurred a total of $6,000 in expenses for the three months ended March 31, 2023 and 2022 related to the Poznansky Agreement, which is included in professional fees on the unaudited consolidated statements of operations. As of March 31, 2023, and December 31, 2022, $31,500 and $26,000, respectively, is included in accounts payable, related parties, on the unaudited consolidated balance sheets, related to the Poznansky Agreement.

MGH License Agreement

On May 8, 2013, VI and MGH, a principal stockholder (see Note 6), entered into the License Agreement, pursuant to which MGH granted to the Company, in the field of coating and transplanting cells, tissues and devices for therapeutic purposes, on a worldwide basis: (i) an exclusive, royalty-bearing license under its rights in Patent Rights (as defined in the License Agreement) to make, use, sell, lease, import and transfer Products and Processes (each as defined in the License Agreement); (ii) a non-exclusive, sub-licensable (solely in the License Field and License Territory (each as defined in the License Agreement)) royalty-bearing license to Materials (as defined in the License Agreement) and to make, have made, use, have used, Materials for only the purpose of creating Products, the transfer of Products and to use, have used and transfer processes; (iii) the right to grant sublicenses subject to and in accordance with the terms of the License Agreement, and (iv) the nonexclusive right to use technological information (as defined in the License Agreement) disclosed by MGH to the Company under the License Agreement, all subject to and in accordance with the License Agreement (the “License”).

As amended by the Eighth Amendment to the License Agreement on March 14, 2022 (“Effective Date”), which replaces the prior pre-sales due diligence requirements in their entirety, the License Agreement requires that the Company satisfy the following requirements prior to the first sale of Products (“MGH License Milestones”), by certain dates.

Pre-Sales Diligence Requirement:

(x)	The Company shall provide a detailed business plan and development plan by June 1st, 2022. As of the date of this filing the Company has yet to submit the business and development plan and is negotiating the extension of this requirement with MGH.
(xi)	The Company shall raise $2 million in financing by December 1st, 2022.
(xii)	The Company shall raise an additional $8 million in financing by December 1st, 2023.
(xiii)	The Company shall initiate research regarding the role of CXCL12 in beta cell function and differentiation by January 1st, 2023.
(xiv)	The Company shall initiate diabetic non-human primate studies using cadaveric islets encapsulated in the CXCL12 technology by March 1st, 2023.

(xv)	The Company shall initiate research regarding other applications of the CXCL12 platform by June 1st, 2023.
(xvi)	The Company shall initiate a Phase I clinical trial of a Product or Process by March 1st, 2024.
(xvii)	The Company shall initiate a Phase II clinical trial of a Product or Process within thirteen (13) years from Effective Date.
(xviii)	The Company shall initiate Phase III clinical trial of a Product or Process within sixteen (16) years from Effective Date.

Additionally, as amended by the Eighth Amendment to the License Agreement on March 14, 2022, which replaces the prior post-sales due diligence requirements in their entirety, the License Agreement requires that the Company satisfy the following requirements post-sales of Products (“MGH License Milestones”), by certain dates.

Post-Sales Diligence Requirements:

(i)	The Company shall itself or through an Affiliate or Sublicensee make a First Commercial Sale within the following countries and regions in the License Territory within eighteen (18) years after the Effective Date of this Agreement: US and Europe and China or Japan.

(ii)	Following the First Commercial Sale in any country in the License Territory, Company shall itself or through its Affiliates and/or Sublicensees use commercially reasonable efforts to continue to make Sales in such country without any elapsed time period of one (1) year or more in which such Sales do not occur due to lack such efforts by Company.

In consideration of the update to the diligence milestones, the Company shall pay the following Annual Minimum Royalty payments:

(i)	Prior to the First Commercial Sale, the Company shall pay to MGH a non-refundable annual license fee of ten thousand dollars ($10,000) by June 30, 2022, and on each subsequent anniversary of the Eighth Amendment Effective Date thereafter. The first non-refundable annual license fee was paid on July 1, 2022.

(ii)	Following the First Commercial Sale, Company shall pay MGH a non-refundable annual minimum royalty in the amount of one hundred thousand dollars United States Dollars ($100,000) per year within sixty (60) days after each annual anniversary of the Effective Date. The annual minimum royalty shall be credited against royalties subsequently due on Net Sales made during the same calendar year, if any, but shall not be credited against royalties due on Net Sales made in any other year.

The License Agreement also requires VI to pay to MGH a 1% royalty rate on net sales related to the first license sub-field, which is the treatment of Type 1 Diabetes (“T1D”). Future sub-fields shall carry a reasonable royalty rate, consistent with industry standards, to be negotiated at the time the first such royalty payment shall become due with respect to the applicable Products and Processes (as defined in the License Agreement).

The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal to or to exceed $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal or exceed $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.

The License Agreement expires on the later of (i) the date on which all issued patents and filed patent applications within the Patent Rights have expired (November 2033) or have been abandoned, and (ii) one year after the last sale for which a royalty is due under the License Agreement.

The License Agreement also grants MGH the right to terminate the License Agreement if VI fails to make any payment due under the License Agreement or defaults in the performance of any of its other obligations under the License Agreement, subject to certain notice and rights to cure set forth therein. MGH may also terminate the License Agreement immediately upon written notice to VI if VI: (i) shall make an assignment for the benefit of creditors; or (ii) or shall have a petition in bankruptcy filed for or against it that is not dismissed within 60 days of filing. As of the date of this filing, this License Agreement remains active and the Company has not received any termination notice from MGH.

VI may terminate the License Agreement prior to its expiration by giving 90 days’ advance written notice to MGH, and upon such termination shall, subject to the terms of the License Agreement, immediately cease all use and sales of Products and Processes.

The Company incurred costs to MGH of $10,000 for the three months ended March 31, 2023 and 2022, respectively, which is classified as research and development costs, related party, on the consolidated unaudited statements of operations. As of March 31, 2023, and December 31, 2022, $13,097 and $3,097, respectively, is included in accounts payable, related parties, on the consolidated balance sheets, for services that remain unpaid.

During the three months ended March 31, 2023, and 2022, there have not been any sales of Product or Process under this License Agreement.

Accounts Payable, related parties and Accrued Salaries, related party

The Company incurred director fees of $62,500 and $30,000 for the three months ended March 31, 2023 and 2022, respectively, to Federico Pier, the Company’s Chief Executive Officer and Chairman of the Board, which are included in personnel costs on the unaudited consolidated statements of operations. As of March 31, 2023, and December 31, 2022, $205,495 and $144,000, respectively, of these director fees are included in accounts payable, related parties, on the unaudited consolidated balance sheets.

The Company incurred consulting fees of $22,642 and $22,500 for the three months ended March 31, 2023 and 2022, respectively, to Jeff Wright, the Company’s Chief Financial Officer, which are included in professional fees on the unaudited consolidated statements of operations. As of March 31, 2023, and December 31, 2022, $120,603 and $99,000, respectively, is included in accounts payable, related parties, on the unaudited consolidated balance sheets.

In August 2020, Frances Tonneguzzo, the Company’s Chief Executive Officer (the “former CEO”) tendered her resignation as CEO. For the three months ended March 31, 2023, and 2022, the Company did not incur any expenses to the former CEO. As of March 31, 2023, and December 31, 2022, $115,312, respectively, of unpaid salary to the former CEO is included in accrued salaries, related party on the unaudited consolidated balance sheets. See Note 6 for a consulting agreement executed with the former CEO.

NOTE 5 – RELATED PARTY TRANSACTIONS

Consulting Agreements

On November 5, 2021, the Company entered into a Consulting Agreement (the “Poznansky Agreement”) with Mark Poznansky, MD, a minority stockholder and former Director. The Company engaged Dr. Poznansky to render consulting services with respect to informing, guiding, and supervising the development of antagonists to immune repellents or anti-fugetaxins for the treatment of cancer. The initial term of the Poznansky Agreement was for six months (the “Initial Term”), which was extended indefinitely, and the Company agreed to pay the Consultant $2,000 per month commencing November 5, 2021, with consideration for an increase in the monthly fee following the completion and successful up listing to the NASDAQ Stock Market, which has yet to occur. The Company incurred a total of $24,000 and $4,000 in expenses for the years ended December 31, 2022 and 2021, respectively, related to the Poznansky Agreement, which is included in professional fees on the consolidated statements of operations. As of December 31, 2022 and 2021, $26,000 and $9,000, respectively, is included in accounts payable, related parties, on the consolidated balance sheets, related to the Poznansky Agreement.

Accounts Payable, Related Parties, and Accrued Salary, Related party

The Company incurred director fees of $120,000 and $90,000 for the years ended December 31, 2022, and 2021, respectively, to Federico Pier, the Company’s Chief Executive Officer and Chairman of the Board, which are included in personnel costs on the consolidated statements of operations. As of December 31, 2022, and 2021, $144,000 and $60,000, respectively, of these director fees are included in accounts payable, related parties, on the consolidated balance sheets.

The Company incurred consulting fees of $90,000 and $60,000 for the years ended December 31, 2022, and 2021, respectively, to Jeff Wright, the Company’s external Chief Financial Officer, which are included in professional fees on the consolidated statements of operations. As of December 31, 2022, and 2021, $99,000 and $40,000, respectively, is included in accounts payable, related parties, on the consolidated balance sheets.

In August 2020, Frances Tonneguzzo, the Company’s then-Chief Executive Officer (the “former CEO”), tendered her resignation as CEO. For the years ended December 31, 2022, and 2021, the Company did not incur any payroll related expenses to the former CEO as an employee. As of December 31, 2022 and 2021, $115,312 of unpaid salary to the former CEO is included in accrued salaries, related party on the consolidated balance sheets. On January 1, 2022, the Company entered into a consulting agreement with Frances Tonneguzzo for a one-term in exchange for services in leading the research and development teams and laboratory work for monthly fee of $5,000. As of December 31, 2022, $40,000 is included in accounts payable related to this consulting agreement.

Sale of Equity Method Investment

In January 2021, the Company sold its equity investment in AEI back to AEI for $100,000, which is included in gain on sale of equity method investment on the consolidated statements of operations for the year ended December 31, 2021 (see Note 3).

MGH License Agreement

On May 8, 2013, VI and MGH, a principal stockholder (see Note 6), entered into the License Agreement, pursuant to which MGH granted to the Company, in the field of coating and transplanting cells, tissues and devices for therapeutic purposes, on a worldwide basis: (i) an exclusive, royalty-bearing license under its rights in Patent Rights (as defined in the License Agreement) to make, use, sell, lease, import and transfer Products and Processes (each as defined in the License Agreement); (ii) a non-exclusive, sub-licensable (solely in the License Field and License Territory (each as defined in the License Agreement)) royalty-bearing license to Materials (as defined in the License Agreement) and to make, have made, use, have used, Materials for only the purpose of creating Products, the transfer of Products and to use, have used and transfer processes; (iii) the right to grant sublicenses subject to and in accordance with the terms of the License Agreement, and (iv) the nonexclusive right to use technological information (as defined in the License Agreement) disclosed by MGH to the Company under the License Agreement, all subject to and in accordance with the License Agreement (the “License”).

As amended by the Eighth Amendment to the License Agreement on March 14, 2022 (“Effective Date”), which replaces the prior pre-sales due diligence requirements in their entirety, the License Agreement requires that the Company satisfy the following requirements prior to the first sale of Products (“MGH License Milestones”), by certain dates.

Pre-Sales Diligence Requirement:

(x)	The Company shall provide a detailed business plan and development plan by June 1st, 2022. As of the date of this filing the Company has yet to submit the business and development plan and is negotiating the extension of this requirement with MGH.
(xi)	The Company shall raise $2 million in financing by December 1st, 2022. As of the date of this filing the Company has yet to raise $2 million and is negotiating the extension of this requirement with MGH.
(xii)	The Company shall raise an additional $8 million in financing by December 1st, 2023.
(xiii)	The Company shall initiate research regarding the role of CXCL12 in beta cell function and differentiation by January 1st, 2023.
(xiv)	The Company shall initiate diabetic non-human primate studies using cadaveric islets encapsulated in the CXCL12 technology by March 1st, 2023.
(xv)	The Company shall initiate research regarding other applications of the CXCL12 platform by June 1st, 2023.
(xvi)	The Company shall initiate a Phase I clinical trial of a Product or Process by March 1st, 2024.
(xvii)	The Company shall initiate a Phase II clinical trial of a Product or Process within thirteen (13) years from Effective Date.
(xviii)	The Company shall initiate Phase III clinical trial of a Product or Process within sixteen (16) years from Effective Date.

Additionally, as amended by the Eighth Amendment to the License Agreement on March 14, 2022, which replaces the prior post-sales due diligence requirements in their entirety, the License Agreement requires that the Company satisfy the following requirements post-sales of Products (“MGH License Milestones”), by certain dates.

Post-Sales Diligence Requirements:

(i)	The Company shall itself or through an Affiliate or Sublicensee make a First Commercial Sale within the following countries and regions in the License Territory within eighteen (18) years after the Effective Date of this Agreement: US and Europe and China or Japan.

(ii)	Following the First Commercial Sale in any country in the License Territory, Company shall itself or through its Affiliates and/or Sublicensees use commercially reasonable efforts to continue to make Sales in such country without any elapsed time period of one (1) year or more in which such Sales do not occur due to lack such efforts by Company.

In consideration of the update to the diligence milestones, the Company shall pay the following Annual Minimum Royalty payments:

(i)	Prior to the First Commercial Sale, the Company shall pay to MGH a non-refundable annual license fee of ten thousand dollars ($10,000) by June 30, 2022, and on each subsequent anniversary of the Eighth Amendment Effective Date thereafter. The non-refundable annual license fee was paid on July 1, 2022.

(ii)	Following the First Commercial Sale, the Company shall pay MGH a non-refundable annual minimum royalty in the amount of one hundred thousand dollars United States Dollars ($100,000) per year within sixty (60) days after each annual anniversary of the Effective Date. The annual minimum royalty shall be credited against royalties subsequently due on Net Sales made during the same calendar year, if any, but shall not be credited against royalties due on Net Sales made in any other year.

The License Agreement also requires VI to pay to MGH a 1% royalty rate on net sales related to the first license sub-field, which is the treatment of Type 1 Diabetes (“T1D”). Future sub-fields shall carry a reasonable royalty rate, consistent with industry standards, to be negotiated at the time the first such royalty payment shall become due with respect to the applicable Products and Processes (as defined in the License Agreement).

The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal to or to exceed $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal or exceed $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.

The License Agreement expires on the later of (i) the date on which all issued patents and filed patent applications within the Patent Rights have expired (November 2033) or have been abandoned, and (ii) one year after the last sale for which a royalty is due under the License Agreement.

The License Agreement also grants MGH the right to terminate the License Agreement if VI fails to make any payment due under the License Agreement or defaults in the performance of any of its other obligations under the License Agreement, subject to certain notice and rights to cure set forth therein. MGH may also terminate the License Agreement immediately upon written notice to VI if VI: (i) shall make an assignment for the benefit of creditors; or (ii) or shall have a petition in bankruptcy filed for or against it that is not dismissed within 60 days of filing. As of the date of this filing, this License Agreement remains active and the Company has not received any termination notice from MGH.

VI may terminate the License Agreement prior to its expiration by giving 90 days’ advance written notice to MGH, and upon such termination shall, subject to the terms of the License Agreement, immediately cease all use and sales of Products and Processes.

The Company incurred costs to MGH of $13,097 and $17,698, respectively, for the years ended December 31, 2022 and 2021, respectively, which is classified as research and development costs, related party, on the consolidated statements of operations. As of December 31, 2022, and December 31, 2021, $3,097 and $3,860, respectively, is included in accounts payable, related parties, on the consolidated balance sheets, for services that remain unpaid.

During the years ended December 31, 2022, and 2021, there have not been any sales of Product or Process under this License Agreement.